S000067234 [Member] Investment Objectives and Goals - iShares U.S. Tech Breakthrough Multisector ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® U.S. TECH BREAKTHROUGH MULTISECTOR ETF Ticker: TECBStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares U.S. Tech Breakthrough Multisector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that could benefit from various breakthrough technologies, including robotics and artificial intelligence, cloud and data tech, cybersecurity, genomics and immunology, and financial technology.